Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	13. Cash and cash equivalents As of December 31, 2022 and 2021, cash and cash equivalents consisted of cash in bank and on hand.